SUPPLEMENT DATED JULY 29, 2009 TO THE PROSPECTUS OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE GLOBAL INFRASTRUCTURE PORTFOLIO
CLASS X and CLASS Y
Dated May 1, 2009

The third, fourth and fifth paragraphs of the section of the Prospectus entitled "The Portfolio—Portfolio Management" are hereby deleted and replaced with the following:

The Portfolio is managed within the Quantitative and Structured Solutions ("QSS") team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Michael Nolan, a Managing Director of the Investment Adviser, Helen Krause, an Executive Director of the Sub-Adviser, and Arthur Robb, an Executive Director of the Investment Adviser.

Mr. Nolan has been associated with the Investment Adviser in an investment management capacity since November 2005 and began managing the Portfolio in June 2008. Prior to November 2005, Mr. Nolan was in Morgan Stanley's Institutional Securities Division in London and New York where he was responsible for a variety of structured products. Ms. Krause has been associated with the Sub-Adviser in an investment management capacity since April 2008 and began managing the Portfolio in June 2008. Prior to April 2008, Ms. Krause was a quantitative equity portfolio manager and senior quantitative researcher on the active equity team at Barclays Global Investors. Mr. Robb has been associated with the Investment Adviser in an investment management capacity since July 2007 and began managing the Portfolio in June 2008. Prior to July 2007, Mr. Robb was a vice president of financial modeling at CIFG and vice president of analytics at Integrated Finance.

Mr. Nolan is the lead portfolio manager of the Portfolio. Ms. Krause and Mr. Robb are co-portfolio managers of the Portfolio. Members of the team collaborate to manage the assets of the Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT SD GI 07/09

SUPPLEMENT DATED JULY 29, 2009 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
Dated May 1, 2009

With respect to the Global Infrastructure Portfolio, the section of the Fund's Statement of Additional Information entitled "V. Investment Advisory and Other Services — F. Fund Management" is hereby revised to delete all references to Neil Charkraborty.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.